UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     May 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $210,775 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER SYS INC                 NOTE  6.000% 3/2 00808VAA3     8454  8496378 PRN      SOLE                        0        0  8496378
AIRGATE PCS INC                COM NEW          009367301      274    18293 SH       SOLE                    18293        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    26709  1962457 SH       SOLE                  1962457        0        0
BANK ONE CORP                  COM              06423A103    29828   547111 SH       SOLE                   547111        0        0
BAY VIEW CAP CORP DEL          COM              07262L101     1865   836269 SH       SOLE                   836269        0        0
CAREMARK RX INC                COM              141705103     4156   124982 SH       SOLE                   124982        0        0
CIMA LABS INC                  COM              171796105     5731   182353 SH       SOLE                   182353        0        0
COMCAST CORP NEW               CL A             20030N101      684    23787 SH       SOLE                    23787        0        0
CONEXANT SYSTEMS INC           COM              207142100      239    38793 SH       SOLE                    38793        0        0
DDI CORP                       COM PAR $ .001   233162304      348    33778 SH       SOLE                    33778        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2081    83257 SH       SOLE                    83257        0        0
DUANE READE INC                COM              263578106      201    11893 SH       SOLE                    11893        0        0
FLEETBOSTON FINL CORP          COM              339030108    23123   514997 SH       SOLE                   514997        0        0
GRACE W R & CO DEL NEW         COM              38388F108     1702   545445 SH       SOLE                   545445        0        0
GUCCI GROUP N V                COM NY REG       401566104    13020   152334 SH       SOLE                   152334        0        0
HANCOCK JOHN FINL SVCS INC     COM              41014S106      312     7137 SH       SOLE                     7137        0        0
HOLLINGER INTL INC             CL A             435569108    22611  1141985 SH       SOLE                  1141985        0        0
ILEX ONCOLOGY INC              COM              451923106     3885   162398 SH       SOLE                   162398        0        0
INVISION TECHNOLOGIES INC      COM              461851107     7834   157712 SH       SOLE                   157712        0        0
LIMITED BRANDS INC             COM              532716107      476    23788 SH       SOLE                    23788        0        0
MAXWELL SHOE INC               CL A             577766108     3017   134067 SH       SOLE                   134067        0        0
MILACRON INC                   COM              598709103      475   136778 SH       SOLE                   136778        0        0
NETSCREEN TECHNOLOGIES INC     COM              64117V107     5882   161468 SH       SOLE                   161468        0        0
NORTHWEST AIRLS CORP           CL A             667280101      601    59469 SH       SOLE                    59469        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605      912    23787 SH       SOLE                    23787        0        0
PEOPLESOFT INC                 COM              712713106     4398   237873 SH       SOLE                   237873        0        0
PREMIERE TECHNOLOGIES INC      NOTE  5.750% 7/0 74058FAC6     1136  1127522 PRN      SOLE                        0        0  1127522
REVLON INC                     CL A             761525500      680   245533 SH       SOLE                   245533        0        0
SAFEGUARD SCIENTIFICS INC      NOTE  5.000% 6/1 786449AE8    18750 18645029 PRN      SOLE                        0        0 18645029
SCITEX LTD                     ORD              809090103       80    14274 SH       SOLE                    14274        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203     2160    53331 SH       SOLE                    53331        0        0
TENET HEALTHCARE CORP          COM              88033G100      934    83733 SH       SOLE                    83733        0        0
TOWER AUTOMOTIVE INC           NOTE  5.000% 8/0 891707AE1     3701  3825018 PRN      SOLE                        0        0  3825018
U S G CORP                     COM NEW          903293405     1832   104758 SH       SOLE                   104758        0        0
UNISOURCE ENERGY CORP          COM              909205106      877    35684 SH       SOLE                    35684        0        0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108     2218    19505 SH       SOLE                    19505        0        0
ZIMMER HLDGS INC               COM              98956P102     9589   131806 SH       SOLE                   131806        0        0